Guarantor and Non-Guarantor Financial Statements	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Guarantor and Non-Guarantor Financial Statements

NOTE 23 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes described in Note 11. Certain of Holdings’ subsidiaries have entered into guarantee and security arrangements in respect of UCI International, Inc.’s indebtedness under the Senior Secured Credit Facilities described in Note 11.

The condensed financial information for the Successor that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International, Inc. and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes and borrower under the Senior Secured Credit Facilities, (c) certain of the U.S. subsidiaries, which guarantee the Senior Notes and borrowings under the Senior Secured Credit Facilities (the “Guarantor Subsidiaries”), (d) the non-U.S. subsidiaries and certain U.S. subsidiaries which do not guarantee the Senior Notes and borrowings under the Senior Secured Credit Facilities (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

The condensed financial information for the Predecessor that follows includes condensed financial statements for (a) UCI International, Inc., which is the issuer of the Senior Notes and borrower under the Senior Secured Credit Facilities, (b) the Guarantor Subsidiaries, (c) the Non-Guarantor Subsidiaries, and (d) consolidated UCI International. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet

December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$76,619	$—	$1	$3,026	$57,407	$16,185
Intercompany receivables - current	—	(237,446)	—	191,260	25,594	20,592
Accounts receivable, net	221,872	—	—	—	203,577	18,295
Related party receivables	17,179	—	—	—	17,179	—
Inventories, net	202,412	—	—	—	173,253	29,159
Deferred tax assets	30,256	—	—	1,456	27,887	913
Other current assets	22,776	—	—	2,156	14,619	6,001

Total current assets	571,114	(237,446)	1	197,898	519,516	91,145
Property, plant and equipment, net	168,772	—	—	—	125,462	43,310
Investment in subsidiaries	—	(966,882)	195,733	671,628	99,521	—
Goodwill	309,703	—	—	—	278,569	31,134
Other intangible assets, net	373,433	—	—	—	366,333	7,100
Intercompany receivables non-current	—	(105,071)	100,066	—	5,005	—
Deferred financing costs, net	14,622	—	—	14,622	—	—
Other long-term assets	4,115	—	—	—	3,344	771

Total assets	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$152,052	$—	$—	—	119,775	32,277
Short-term borrowings	3,176	—	—	3,000	176	—
Related party payables	587	—	17	—	191	379
Intercompany payables - current	—	(237,446)	—	1,317	213,079	23,050
Product returns liability	42,031	—	—	—	41,758	273
Interest payable	13,081	—	—	13,081	—	—
Accrued expenses and other current liabilities	58,665	—	1	800	51,773	6,091

Total current liabilities	269,592	(237,446)	18	18,198	426,752	62,070
Long-term debt, less current maturities	687,860	—	—	687,379	461	20
Long-term related party payables	361	—	—	—	361	—
Pension and other post-retirement liabilities	62,256	—	—	—	61,448	808
Deferred tax liabilities	122,983	—	—	(17,162)	135,140	5,005
Intercompany payables - non-current	—	(105,071)	—	—	100,066	5,005
Other long-term liabilities	2,925	—	—	—	1,894	1,031
Total shareholder’s equity (deficit)	295,782	(966,882)	295,782	195,733	671,628	99,521

Total liabilities and shareholder’s equity (deficit)	$1,441,759	$(1,309,399)	$295,800	$884,148	$1,397,750	$173,460

Condensed Consolidating Balance Sheet

December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$78,917	$—	$1	$61,565	$4,921	$12,430
Intercompany receivables - current	—	(209,524)	—	165,519	22,536	21,469
Accounts receivable, net	227,542	—	—	—	210,462	17,080
Related party receivables	19,872	—	—	—	19,872	—
Inventories, net	175,291	—	—	—	150,045	25,246
Deferred tax assets	28,877	—	—	1,588	26,228	1,061
Other current assets	27,105	—	—	522	18,175	8,408

Total current assets	557,604	(209,524)	1	229,194	452,239	85,694
Property, plant and equipment, net	160,174	—	—	—	118,551	41,623
Investment in subsidiaries	—	(1,088,248)	271,176	722,420	94,652	—
Goodwill	309,102	—	—	—	278,570	30,532
Other intangible assets, net	399,585	—	—	—	391,771	7,814
Intercompany receivables non-current	—	(8,577)	—	—	8,577	—
Deferred financing costs, net	17,483	—	—	17,483	—	—
Other long-term assets	3,732	—	—	—	3,145	587

Total assets	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$132,803	$—	$—	$—	$108,067	$24,736
Current maturities of long-term debt	3,177	—	—	3,000	177	—
Related party payables	734	—	16	—	27	691
Intercompany payables - current	—	(209,524)	—	—	188,357	21,167
Accrued expenses and other current liabilities	115,453	—	—	15,389	90,743	9,321

Total current liabilities	252,167	(209,524)	16	18,389	387,371	55,915
Long-term debt, less current maturities	690,748	—	—	690,079	669	—
Pension and other post-retirement liabilities	120,093	—	—	—	119,501	592
Deferred tax liabilities	110,965	—	—	(10,547)	116,012	5,500
Intercompany payables - non-current	—	(8,577)	—	—	—	8,577
Other long-term liabilities	2,546	—	—	—	1,532	1,014
Total shareholder’s equity (deficit)	271,161	(1,088,248)	271,161	271,176	722,420	94,652

Total liabilities and shareholder’s equity (deficit)	$1,447,680	$(1,306,349)	$271,177	$969,097	$1,347,505	$166,250

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries

Net sales	$995,930	$(125,055)	$—	$—	$937,030	$183,955
Cost of sales	803,973	(125,055)	—	—	766,238	162,790

Gross profit	191,957	—	—	—	170,792	21,165
Operating expenses
Selling and warehousing	(70,910)	—	—	—	(63,812)	(7,098)
General and administrative	(47,039)	—	—	(7,666)	(35,092)	(4,281)
Amortization of acquired intangible assets	(22,176)	—	—	—	(21,237)	(939)
Restructuring costs, net	(7,593)	—	—	—	(6,498)	(1,095)
Trademark impairment loss (Note 8)	(2,000)	—	—	—	(2,000)	—
Patent litigation costs (Note 14)	(2,200)	—	—	—	(2,200)	—
Antitrust litigation costs	(198)	—	—	—	(198)	—

Operating income (loss)	39,841	—	—	(7,666)	39,755	7,752
Other expense
Interest (expense) income, net	(51,453)	—	36	(54,441)	(13)	2,965
Intercompany interest	—	—	66	22,273	(22,052)	(287)
Miscellaneous, net	(3,623)	—	(1)	—	(5,613)	1,991

(Loss) income before income taxes	(15,235)	—	101	(39,834)	12,077	12,421
Income tax benefit (expense)	2,993	—	—	15,196	(8,504)	(3,699)

Net (loss) income before equity in earnings of subsidiaries	(12,242)	—	101	(24,638)	3,573	8,722
Equity in earnings of subsidiaries	—	(8,674)	(12,343)	12,295	8,722	—

Net (loss) income	$(12,242)	$(8,674)	$(12,242)	$(12,343)	$12,295	$8,722

Comprehensive income (loss)	$24,621	$(82,641)	$23,406	$24,520	$49,158	$10,178

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries

Net sales	$984,497	$(121,109)	$—	$—	$936,993	$168,613
Cost of sales	745,995	(121,109)	—	—	720,568	146,536

Gross profit	238,502	—	—	—	216,425	22,077
Operating expenses
Selling and warehousing	(67,413)	—	—	—	(60,396)	(7,017)
General and administrative	(58,662)	—	(3)	(17,779)	(36,398)	(4,482)
Amortization of acquired intangible assets	(22,165)	—	—	—	(21,246)	(919)
Restructuring costs, net	(5,877)	—	—	—	(2,477)	(3,400)
Antitrust litigation costs	(1,228)	—	—	—	(1,228)	—

Operating income (loss)	83,157	—	(3)	(17,779)	94,680	6,259
Other expense
Interest expense, net	(54,765)	—	—	(54,708)	(55)	(2)
Intercompany interest	—	—	—	22,397	(22,035)	(362)
Miscellaneous, net	(6,188)	—	1	—	(6,204)	15

Income (loss) before income taxes	22,204	—	(2)	(50,090)	66,386	5,910
Income tax (expense) benefit	(7,577)	—	—	17,320	(18,771)	(6,126)

Net income (loss) before equity in earnings of subsidiaries	14,627	—	(2)	(32,770)	47,615	(216)
Equity in earnings of subsidiaries	—	(61,812)	14,629	47,399	(216)	—

Net income (loss)	$14,627	$(61,812)	$14,627	$14,629	$47,399	$(216)

Comprehensive income (loss)	$5,472	$(67,375)	$27,298	$5,474	$38,244	$1,831

Condensed Consolidating Statement of Comprehensive Income (Loss)

Year Ended December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries

Net sales	$910,179	$(106,994)	$—	$—	$862,435	$154,738
Cost of sales	710,360	(106,994)	—	—	683,367	133,987

Gross profit	199,819	—	—	—	179,068	20,751
Operating expenses
Selling and warehousing	(66,212)	—	—	—	(59,281)	(6,931)
General and administrative	(41,612)	—	(34)	(6,972)	(29,253)	(5,353)
Amortization of acquired intangible assets	(20,378)	—	—	—	(19,457)	(921)
Merger and acquisition costs	(11,331)	—	—	(11,331)	—	—
Restructuring costs, net	(1,275)	—	—	—	(1,124)	(151)
Trademark impairment loss	(3,800)	—	—	—	(3,800)	—
Patent litigation costs	(387)	—	—	—	(387)	—
Antitrust litigation costs	(11,731)	—	—	—	(11,731)	—

Operating income (loss)	43,093	—	(34)	(18,303)	54,035	7,395
Other expense
Interest (expense) income, net	(51,691)	—	—	(51,813)	(59)	181
Intercompany interest	—	—	—	20,726	(20,399)	(327)
Debt commitment fees	(5,945)	—	—	(5,945)	—	—
Miscellaneous, net	(4,974)	—	—	—	(5,206)	232

(Loss) income before income taxes	(19,517)	—	(34)	(55,335)	28,371	7,481
Income tax benefit (expense)	906	—	—	20,166	(16,584)	(2,676)

Net (loss) income before equity in earnings of subsidiaries	(18,611)	—	(34)	(35,169)	11,787	4,805
Equity in earnings of subsidiaries	—	(2,820)	(18,577)	16,592	4,805	—

Net (loss) income	$(18,611)	$(2,820)	$(18,611)	$(18,577)	$16,592	$4,805

Comprehensive (loss) income	$(53,090)	$74,030	$(56,273)	$(53,056)	$(17,887)	$96

Condensed Consolidating Statement of Comprehensive Income (Loss)

January 1, 2011 Through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries

Net sales	$78,842	$(9,872)	$—	$75,222	$13,492
Cost of sales	60,296	(9,872)	—	58,257	11,911

Gross profit	18,546	—	—	16,965	1,581
Operating expenses
Selling and warehousing	(5,167)	—	—	(4,575)	(592)
General and administrative	(3,577)	—	—	(3,274)	(303)
Amortization of acquired intangible assets	(405)	—	—	(405)	—
Merger and acquisition costs	(5,170)	—	(5,154)	(16)	—
Stock-based compensation expense	(15,082)	—	—	(15,082)	—
Patent litigation costs	(500)	—	—	(500)	—
Antitrust litigation costs	(813)	—	—	(813)	—

Operating (loss) income	(12,168)	—	(5,154)	(7,700)	686
Other expense
Interest (expense) income, net	(4,663)	—	(2,504)	(2,166)	7
Intercompany interest	—	—	—	30	(30)
Management fee expense	(139)	—	—	(139)	—
Loss on early extinguishment of debt	(24,153)	—	(10,004)	(14,149)	—
Miscellaneous, net	(727)	—	—	(727)	—

(Loss) income before income taxes	(41,850)	—	(17,662)	(24,851)	663
Income tax benefit (expense)	13,952	—	6,822	7,324	(194)

Net (loss) income before equity in earnings of subsidiaries	(27,898)	—	(10,840)	(17,527)	469
Equity in earnings of subsidiaries	—	16,589	(17,058)	469	—

Net (loss) income	$(27,898)	$16,589	$(27,898)	$(17,058)	$469

Comprehensive (loss) income	$(27,155)	$15,219	$(27,155)	$(16,315)	$1,096

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2013

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$39,865	$—	$—	$(55,539)	$81,993	$13,411

Cash flows from investing activities:
Capital expenditures	(40,619)	—	—	—	(33,077)	(7,542)
Proceeds from sale of property, plant and equipment	1,448	—	—	—	86	1,362

Net cash provided by (used in) investing activities	(39,171)	—	—	—	(32,991)	(6,180)

Cash flows from financing actvities:
Issuances of debt	—	—	—	—	—	—
Debt repayments	(3,089)	—	—	(3,000)	(88)	(1)
Equity contribution	—	—	—	—	—	—
Intercompany dividend received (paid)	—	—	—	—	5,374	(5,374)
Change in intercompany indebtedness	—	—	—	—	(1,802)	1,802

Net cash provided by (used in) financing activities	(3,089)	—	—	(3,000)	3,484	(3,573)
Effect of exchange rate changes on cash	97	—	—	—	—	97

Net (decrease) increase in cash and cash equivalents	(2,298)	—	—	(58,539)	52,486	3,755
Cash and cash equivalents at beginning of period	78,917	—	1	61,565	4,921	12,430

Cash and cash equivalents at end of period	$76,619	$—	$1	$3,026	$57,407	$16,185

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$51,842	$—	$(37)	$(24,688)	$59,710	$16,857

Cash flows from investing activities:
Capital expenditures	(36,786)	—	—	—	(29,136)	(7,650)
Proceeds from sale of property, plantand equipment	1,968	—	—	—	576	1,392

Net cash used in investing activities	(34,818)	—	—	—	(28,560)	(6,258)

Cash flows from financing actvities:
Issuances of debt	500	—	—	—	500	—
Debt repayments	(6,552)	—	—	(3,000)	(376)	(3,176)
Equity contribution	38	—	38	—	—	—
Intercompany dividend received (paid)	—	—	—	—	5,239	(5,239)
Change in intercompany indebtedness	—	—	—	89,237	(87,167)	(2,070)

Net cash (used in) provided by financing activities	(6,014)	—	38	86,237	(81,804)	(10,485)
Effect of exchange rate changes on cash	210	—	—	—	—	210

Net increase (decrease) in cash and cash equivalents	11,220	—	1	61,549	(50,654)	324
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$78,917	$—	$1	$61,565	$4,921	$12,430

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$55,662	$—	$—	$(56,800)	$108,297	$4,165

Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired	(185,268)	—	—	(375,000)	180,086	9,646
Acquisition of Honeywell Automotive Parts Services
(Shanghai) Co., Ltd. assets	(1,500)	—	—	—	—	(1,500)
Investment in subsidiaries	—	320,000	(320,000)	—	—	—
Capital expenditures	(24,675)	—	—	—	(21,172)	(3,503)
Proceeds from sale of property, plant and equipment	176	—	—	—	151	25
Decrease in restricted cash	16,290	—	—	—	16,290	—

Net cash (used in) provided by investing activities	(194,977)	320,000	(320,000)	(375,000)	175,355	4,668

Cash flows from financing activities:
Issuances of debt	3,147	—	—	—	—	3,147
Debt repayments	(3,956)	—	—	(3,000)	(288)	(668)
Payment of deferred financing costs	(20,259)	—	—	(20,259)	—	—
Payment of debt commitment fees	(5,945)	—	—	(5,945)	—	—
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)	298,500	—	—	298,500	—	—
Issuance of Senior Notes	400,000	—	—	400,000	—	—
Repayment of 2010 Credit Facility	(423,938)	—	—	—	(423,938)	—
Redemption of Senior PIK Notes, including call premium and redemption period interest	(360,115)	—	—	(360,115)	—	—
Intercompany dividend received (paid)	—	—	—	—	5,332	(5,332)
Equity contribution	320,000	(320,000)	320,000	320,000	—	—
Change in intercompany indebtedness	—	—	—	(197,365)	196,149	1,216

Net cash provided by (used in) financing activities	207,434	(320,000)	320,000	431,816	(222,745)	(1,637)
Effect of exchange rate changes on cash	(422)	—	—	—	—	(422)

Net increase in cash and cash equivalents	67,697	—	—	16	60,907	6,774
Cash and cash equivalents at beginning of period	—	—	—	—	—	—

Cash and cash equivalents at end of period	$67,697	$—	$—	$16	$60,907	$6,774

Condensed Consolidating Statement of Cash Flows

January 1, 2011 through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net cash used in operating activities	$(9,341)	$—	$(8,427)	$(865)	$(49)

Cash flows from investing activities:
Capital expenditures	(1,571)	—	—	(1,430)	(141)

Net cash used in investing activities	(1,571)	—	—	(1,430)	(141)

Cash flows from financing activities:
Debt repayments	(2,633)	—	—	(30)	(2,603)
Payment of deferred financing costs	(920)	—	(920)	—	—
Proceeds from exercise of stock options	1,077	—	1,077	—	—
Excess tax benefits from share-based payments	2,661	—	2,661	—	—
Change in intercompany indebtedness	—	—	5,609	(8,472)	2,863

Net cash provided by (used in) financing activities	185	—	8,427	(8,502)	260
Effect of exchange rate changes on cash	127	—	—	—	127

Net (decrease) increase in cash and cash equivalents	(10,600)	—	—	(10,797)	197
Cash and cash equivalents at beginning of period	200,330	—	17	190,865	9,448

Cash and cash equivalents at end of period	$189,730	$—	$17	$180,068	$9,645